Exhibit 99.1

Semiannual Servicer’s Certificate

CenterPoint Energy Transition Bond Company IV, LLC

$1,695,000,000 2012 Senior Secured Transition Bonds

Pursuant to Section 6.13 of the Transition Property Servicing Agreement (the “Agreement”), dated as of January 19, 2012, between

CenterPoint Energy Houston Electric, LLC, as Servicer, and CenterPoint Energy Transition Bond Company IV, LLC, as Issuer,

the Servicer does hereby certify as follows:

Capitalized terms used in this Semiannual Servicer’s Certificate have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections and subsections of the Agreement.

Collection Periods: October 14, 2015 through April 13, 2016

Payment Date: April 15, 2016

Today’s Date: April 13, 2016

1. Collections Allocable and Aggregate Amounts Available for Current Payment Date:
i.	Remittances for the October 14 through 31, 2015 Collection Period	5,614,021.20
ii.	Remittances for the November 1 through 30, 2015 Collection Period	8,698,941.32
iii.	Remittances for the December 1 through 31, 2015 Collection Period	9,435,329.97
iv.	Remittances for the January 1 through 31, 2016 Collection Period	7,259,249.53
v.	Remittances for the February 1 through 29, 2016 Collection Period	12,469,357.73
vi.	Remittances for the March 1 through 31, 2016 Collection Period	16,590,130.97
vii.	Remittances for the April 1 through 13, 2016 Collection Period	6,990,934.91
viii.	Net Earnings on General Subaccount	43,778.71	[10/1/15 through 3/31/16]

ix.	General Subaccount Balance (sum of i through viii above)	67,101,744.34

x.	Excess Funds Subaccount Balance as of Current Payment Date	22,463,111.32
xi.	Capital Subaccount Balance as of Current Payment Date (1)	8,487,976.77

xii.	Collection Account Balance (sum of ix through xi above)	98,052,832.43

	(1) Including current period earnings of $10,734.92

2. Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Principal Balance	184,455,155.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance of all Series 2012 Transition Bonds	1,273,233,155.00

3. Required Funding/Payments as of Current Payment Date:

	Principal	Projected Principal Balance	Semiannual Principal Due

i.	Tranche A-1	122,404,095.00	62,051,060.00
ii.	Tranche A-2	407,516,000.00	0.00
iii.	Tranche A-3	681,262,000.00	0.00

iv.	For all Series 2012 Transition Bonds	1,211,182,095.00	62,051,060.00

		Transition Bond Interest Rate	Days in Interest Period (1)	Interest Due

v.	Required Tranche A-1 Interest	0.9012%	180	831,154.93
vi.	Required Tranche A-2 Interest	2.1606%	180	4,402,395.35
vii.	Required Tranche A-3 Interest	3.0282%	180	10,314,987.94
(1) On 30/360 Day basis.

		Required Level (Including Replenishment of Amounts Previously Withdrawn for 4.i.-4.viii.)		Funding Required*
viii.	Capital Subaccount	8,475,000.00		0.00
	* Includes $0.00 of prior period unreleased earnings.

4. Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Trustee Fees and Expenses	31,500.00
ii.	Servicing Fee	423,750.00	(1)
iii.	Administration Fee and Independent Manager Fee	53,500.00	(2)
iv.	Operating Expenses	67,350.00	(3)
v.	Semiannual Interest (including any past-due Semiannual Interest for prior periods)

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Interest Payment	831,154.93		1.37
	2. Tranche A-2 Interest Payment	4,402,395.35		10.80
	3. Tranche A-3 Interest Payment	10,314,987.94		15.14

vi.	Principal Due and Payable as a result of (A) Event of Default or (B) on Final Maturity Date
				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	0.00		0.00
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

vii.	Principal Scheduled to be Paid on Current Payment Date

				Per 1,000
				of Original
		Aggregate		Principal Amount

	1. Tranche A-1 Principal Payment	62,051,060.00		102.36
	2. Tranche A-2 Principal Payment	0.00		0.00
	3. Tranche A-3 Principal Payment	0.00		0.00

viii.	Operating Expenses not Paid under Clause (iv) above	0.00
ix.	Replenishment of Any Amounts Drawn from Capital Subaccount	0.00
x.

Amount Calculated at Servicer’sAuthorized Rate of Return on Equity on the Amount Contributed to the Capital Subaccount in Excess of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer

		NA
xi.	Net Earnings in Capital Subaccount Relating to the Initial Contribution of 0.5% of the Initial Outstanding Principal Balance of the Bonds Released to Issuer	0.00
xii.	Deposit to Excess Funds Subaccount	0.00
xiii.	Released to Issuer upon Series Retirement: Collection Account	0.00

xiv.	Aggregate Remittances as of Current Payment Date	78,175,698.22

	(1) Servicing fee: $1,695,000,000 x .05% x 180/360 = $423,750.00
	(2) Administration fee: $100,000 x 180/360 = $50,000.00 plus Independent Manager fee ($3,500.00)
	(3) Reimbursement to Administrator for fees/expenses paid as follows:
	Outside counsel	0.00
	Printing	850.00
	Independent auditor	39,000.00
	Rating Agencies	27,500.00

	Total	67,350.00

5. Subaccount Release or Withdrawals as of Current Payment Date Pursuant to Section 8.02(d) of Indenture:
i.	Capital Subaccount Release (available for 4.xi.)	0.00
ii.	Excess Funds Subaccount Withdrawal (available for 4.i. through 4.x.)	11,073,953.88
iii.	Capital Subaccount Withdrawal (available for 4.i. through 4.viii.)	0.00

iv.	Total Release or Withdrawals	11,073,953.88

6. Outstanding Amounts and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1 Principal Balance	122,404,095.00
ii.	Tranche A-2 Principal Balance	407,516,000.00
iii.	Tranche A-3 Principal Balance	681,262,000.00

iv.	Aggregate Principal Balance for all Series 2012 Transition Bonds	1,211,182,095.00

v.	Excess Funds Subaccount Balance	11,389,157.44
vi.	Capital Subaccount Balance	8,487,976.77

vii.	Aggregate Collection Account Balance	19,877,134.21

7. Shortfalls In Interest and Principal Payments as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Semiannual Interest

	1. Tranche A-1 Bond Interest Payment	0.00
	2. Tranche A-2 Bond Interest Payment	0.00
	3. Tranche A-3 Bond Interest Payment	0.00

ii.	Semiannual Principal

	1. Tranche A-1 Principal Payment	0.00
	2. Tranche A-2 Principal Payment	0.00
	3. Tranche A-3 Principal Payment	0.00

8. Shortfall in Required Subaccount Level as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Capital Subaccount	0.00

IN WITNESS HEREOF, the undersigned has duly executed and delivered this Semiannual Servicer’s Certificate this 13th day of April, 2016.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC, as Servicer

by:	/s/ Robert B. McRae
Robert B. McRae
Assistant Treasurer